Acquisition Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions		Oct. 03, 2020	Sep. 28, 2019	Mar. 20, 2019	Sep. 29, 2018
Business Acquisition [Line Items]
Goodwill		$ 77,689	$ 80,293		$ 31,269
TFCF | Final Allocation
Business Acquisition [Line Items]
Cash and cash equivalents	[1]			$ 25,700
Receivables	[1]			5,100
Film and television costs	[1]			17,700
Investments	[1]			1,000
Intangible assets	[1]			17,900
Net assets held for sale	[1]			11,400
Accounts payable and other liabilities	[1]			(12,500)
Borrowings	[1]			(21,700)
Deferred income taxes	[1],[2]			(5,700)
Other net liabilities acquired	[1]			(4,000)
Noncontrolling interests	[1]			(10,400)
Goodwill	[1],[2]			49,800
Fair value of net assets acquired	[1]			74,200
Parents Previously Held Equity Interest in Investee Now Consolidated	[1]			(4,700)
Total purchase price	[1]			$ 69,500

[1]	Total may not equal the sum of the column due to rounding.
[2]	In the fourth quarter of fiscal 2020, we adjusted the amount of deferred tax liabilities by $0.6 billion and recorded an offsetting adjustment to increase goodwill for this amount.